FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
Currency risk [Member] | South African Rand [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in actuarial assumption	10.00%
Value at risk	$ 5,900	$ 4,100
Currency risk [Member] | Canadian Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in actuarial assumption	10.00%
Value at risk	$ 1,155,000	315,000
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Value at risk	$ 116	$ 37